Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Growth Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 20 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWCX